SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS

NOTE－14 SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS

Nature of relationships with related parties:

Related parties	Relationship	As of December 31,
		2025	2024
		$’000	$’000
Dividend payables:
Ms Liao(1)	Shareholder	3,535	3,342
Mr. Ng(2)	Shareholder	997	943
		4,532	4,285

Amount due to:
Ms Liao(1)	Shareholder	1,523	776
Mr. Ng(2)	Shareholder	12	2
Mr. Tang(3)	Shareholder	*	*
		1,535	778

Amount due to:
Mr. Sze(4)	Chief Executive Officer	928	928

*	Amount is insignificant and lesser than $1,000.

Non-trade amount due to shareholders are unsecured, interest-free and repayment on demand. As of December 31, 2025 and 2024, the outstanding amounts are $1,535,000 and $778,000. These balances primarily arise from payments made by shareholders on behalf of the Company and advances provided to support the Company’s operating activities.

Non-trade amount due to chief executive officer is unsecured, interest-free and repayment on demand. As of December 31, 2025 and 2024, the outstanding amounts are $928,000 and $928,000. These balances primarily arise from payments made by chief executive officer on behalf of the Company.

Non-trade dividend payables to shareholders unsecured, interest-free and repayment on demand. The amounts mainly were related to the approved the total amount of the distribution of interim dividend of approximately $4.9 million (S$6.8 million) to Ms. Liao and Mr. Ng on December 30, 2022 by SKK Works Pte Ltd.

(1)	Ms. Liao is Executive Director, Human Resources and Administrative Director and the controlling shareholder of the Company.

(2)	Mr. Ng is Executive Director, Chief Operating Officer and a shareholder of the Company.

(3)	Mr. Tang is Project Director and a shareholder of the Company.

(4)	Mr. Sze is Chief Executive Officer of the Company and is the spouse of Ms. Liao.

Related party transactions:

		Financial Years ended December 31,
		2025	2024	2023
Nature of transactions	Name	$’000	$’000	$’000

Net advance from / (repayment) to director	Ms Liao	689	497	3,699

Net advance from/ (repayment) to director	Mr. Ng	10	(81)	1,035
Net advance from/ (repayment) to director	Mr. Sze	*	928	-
Net advance from/ (repayment) to director	Mr. Tang	*	*	-

*	Amount is insignificant and lesser than $1,000.